Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Formidable ETF
Shareholder Report [Line Items]
Fund Name	Formidable ETF
Class Name	Formidable ETF
Trading Symbol	FORH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/forh/. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/forh/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$59	1.19%¹

¹	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[1]
Factors Affecting Performance [Text Block]

What key factors affected the Fund’s performance?

The Fund trailed the Index during the period due to both sector allocation and security selection. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the fund has a meaningful allocation to smaller companies that, in general, have trailed larger cap stocks in terms of performance. The Index has over 30% in a single sector (Information Technology) while the Fund maintains a significantly smaller weight. This sector is where many of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during the period. While the Fund has exposure to one of these names, its weight is significantly lower than that of the Index, given the Fund’s approach to diversification. An overweight to Energy, the worst sector in the Index, was also a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 year	Average Annual Total Return Since Inception
Formidable ETF	9.95%	0.25%
S&P 500® Index	36.35%	11.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 23,817,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 149,869
Investment Company, Portfolio Turnover	14.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$23,817
Number of Holdings	61
Total Advisory Fee Paid	$149,869
Portfolio Turnover Rate	14.59%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Acacia Research Corp.	7.70%
US Treasury Bill 10/3/2024	5.98%
Flux Power Holdings, Inc.	5.68%
Altria Group, Inc.	5.38%
US Treasury Bill 2/13/2025	5.00%
JD.Com, Inc.	4.37%
Energy Transfer LP	4.05%
British American Tobacco plc.	3.93%
Alibaba Group Holdings	3.61%
Baytex Energy Corp.	3.24%

Formidable Fortress ETF
Shareholder Report [Line Items]
Fund Name	Formidable Fortress ETF
Class Name	Formidable Fortress ETF
Trading Symbol	KONG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/kong/. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/kong/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$46	0.89%¹

¹	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[2]
Factors Affecting Performance [Text Block]

What key factors affected the Fund’s performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to its sector allocation. The Index has over 30% in a single sector (Information Technology) while the Fund maintains a significantly smaller weight. This sector is where many of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during the period. While the Fund has exposure to several of these names, its weight is significantly lower than that of the Index, given the Fund’s approach to diversification.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 year	Average Annual Total Return Since Inception
Formidable Fortress ETF	16.41%	5.27%
S&P 500® Index	36.35%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 23,992,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 110,269
Investment Company, Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$23,992
Number of Holdings	54
Total Advisory Fee Paid	$110,269
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Texas Pacific Land Corp.	5.32%
MarketAxess Holdings, Inc.	3.60%
Archer-Daniels-Midland Co.	3.44%
S&P 500 Global, Inc.	3.31%
F5, Inc.	3.30%
Gaming and Leisure Properties, Inc.	3.25%
Amdocs Ltd.	3.14%
Alphabet, Inc. Class C	3.11%
Interactive Brokers Group, Inc.	3.10%
Meta Platforms, Inc.	3.10%

[1]	Annualized
[2]	Annualized